Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 09, 2018	Feb. 15, 2018	Mar. 21, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Common stock shares issued				9,681,171		4,051,266
Common stock shares outstanding				9,681,171		4,051,266
Restricted common stock, award vesting period	2 years
Compensation cost on restricted stock awards				$ 683	$ 541
Unrecognized compensation cost relationg to restricted share awards				$ 4,584		$ 267
Period for recognition for unrecognized compensation cost				1 year 1 month 9 days
Net proceeds after deducting offering expenses				$ 11,703	$ 5,610
Preferred stock par value				$ 0.01		$ 0.01
Percentage of shares that will vest on the grant date	33.00%
Warrants outstanding				105,750
Restricted common stock award, value	$ 380
Restricted stock award, shares	161,700			161,700
Percentage of shares vesting after grant date				66.00%
Executive Officers And Non Executive Directors [Member]
Restricted common stock, award vesting period		2 years
Percentage of shares that will vest on the grant date		33.00%
Restricted common stock award, value		$ 5,000
2015 Equity Incentive Plan Amendment [Member]
Equity incentive plan, number of shares reserved	550,000
Common Stock [Member]
Conversion of Series B preferred stock to common stock, shares (Note 8)				5,468,205	816
Preferred Stock [Member]
Issuance of Series B preferred stock, shares				11,750	6,000
Conversion of Series B preferred stock to common stock, shares (Note 8)				(11,264)	(4,818)
Additional Paid-in Capital [Member]
Net proceeds after deducting offering expenses				$ 11,703	$ 5,610
Kalani [Member]
Preferred Shares Convertible Threshold Consecutive Trading Days				5 days
Preferred Stock Conversion Price Per Share				$ 0.5
Conversion Price Percentage				92.25%
Warrants exercise price				$ 1,000
Kalani [Member] | Certain Minimum Trading Volume Of Common Shares Is Met [Member]
Preferred Stock Conversion Price Per Share				$ 7
Series B Convertible Preferred Stock [Member]
Gross proceeds from the sale of Convertible Preferred Shares				$ 3,000
Preferred stock par value						$ 0.01
Outstanding principal balance				775
Series B Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Issuance of preferred stock, shares			3,000
Number of warrants			6,500
Series B-1 and Series B-2 Preferred Stock [Member]
Proceeds from warrants exercised				$ 11,750
Series B-2 Convertible Preferred Stock [Member]
Preferred stock shares outstanding				775
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Number of warrants			140,500